Basis for the Preparation of these Consolidated Financial Statements and Applicable Accounting Standards - Summary of Bank Consolidated its Financial Statements (Detail) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Basis for preparation of financial statements and applicable accounting standards [line items]
Shares issued		639,413,408	639,413,408
Macro Securities SAU [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[1]	Common	Common
Shares issued	[1]	13,847,111	12,885,683
Total capital stock	[1]	100.00%	100.00%
Voting rights	[1]	100.00%	100.00%
Macro Fiducia SAU [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[1],[2]	Common	Common
Shares issued	[1],[2]	47,387,236	47,387,236
Total capital stock	[1],[2]	100.00%	100.00%
Voting rights	[1],[2]	100.00%	100.00%
Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Voting rights		74.91%	80.90%
Macro Fondos SGFCISA [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[1]	Common	Common
Shares issued	[1]	4,136,766	327,183
Total capital stock	[1]	100.00%	100.00%
Voting rights	[1]	100.00%	100.00%
Macro Bank Limited [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[1]	Common	Common
Shares issued	[1]	39,816,899	39,816,899
Total capital stock	[1]	100.00%	100.00%
Voting rights	[1]	100.00%	100.00%
Argenpay SAU [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type		Common	Common
Shares issued	[1]	1,001,200,000	1,001,200,000
Total capital stock	[1]	100.00%	100.00%
Voting rights	[1]	100.00%	100.00%
Fintech SGR (Structured entity) [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[1]	Common	Common
Shares issued	[1]	119,993	119,993
Total capital stock	[1]	24.999%	24.999%
Voting rights	[1]	24.999%	24.999%
Macro Agro SAU (formerly known as Comercio Interior SAU) [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[1]	Common	Common
Shares issued	[1]	615,519	615,519
Total capital stock	[1]	100.00%	100.00%
Voting rights	[1]	100.00%	100.00%
BMA Asset Management SGFCISA [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[1]		Common
Shares issued	[1]		91,950
Total capital stock	[1]		100.00%
Voting rights	[1]		100.00%
BMA Valores SA [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	[1]		Common
Shares issued	[1]		52,419,500
Total capital stock	[1]		100.00%
Voting rights	[1]		100.00%
Alianza SGR Structured entity [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type		Common
Shares issued	[3]	599,955
Total capital stock	[3]	24.998%
Voting rights	[3]	24.998%
Total non- controlling interests [member] | Fintech SGR (Structured entity) [member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock for non-controlling interest	[1]	75.001%	75.001%
Voting rights for non-controlling interest	[1]	75.001%	75.001%
Total non- controlling interests [member] | Alianza SGR Structured entity [Member] | Ordinary shares [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock for non-controlling interest	[3]	75.002%
Voting rights for non-controlling interest	[3]	75.002%

[1]	See Note 14.2 related to the merger with Banco BMA SAU.
[2]	On May 9, 2024, the Bank made an irrevocable contribution of 250,000 (not restated) to Macro Fiducia SAU.
[3]	Interest acquired in November 2023, with control exercising as of January 1, 2025.